Financing net investment result	12 Months Ended
Dec. 31, 2023
Statement 1 [Line Items]
Financing net investment result
11 Financing net investment result

	Note	2023	2022

Interest charges	11.1	(182)	(182)

Other financing income		-	5

On December 31		(182)	(178)
11.1 Interest charges

	2023	2022

Subordinated loans	(115)	(119)

Trust pass-through securities	(9)	(9)

Borrowings	(58)	(54)

On December 31	(182)	(182)

Aegon Ltd. [member]
Statement 1 [Line Items]
Financing net investment result
4 Results from financial transactions

	2023	2022

Net fair value change of derivatives	19	(30)

Net foreign currency gains and (losses)	1	-
Total	21	(30)
Net fair value change of derivatives mostly comprises of fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.